Prepaid Expenses and Other Current Assets (Tables)	12 Months Ended
Dec. 31, 2022
Prepaid Expenses And Other Current Assets
Schedule of Prepaid Expenses and Other Current Assets

Prepaid expenses and other current assets consist of the following:

(in thousands)	December 31, 2022	December 31, 2021
Receivable for common stock warrants proceeds	$-	$3,258
Prepaid expenses	439	$824
Security deposits	85	149
Other	286	756
Total	$810	$4,987